Accounting Principles - geographical split (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Intangible assets	€ 541	€ 568	€ 770	€ 935
Property, plant and equipment	9,125	7,385	3,196
Other non-current asset	10,055	1,668	2,442
Revenues	17,477	12,179	4,194
Revenues	17,477	12,179	4,194
France
Disclosure of geographical areas [line items]
Intangible assets	541	568	770
Property, plant and equipment	8,402	6,324	3,096
Other non-current asset	9,958	1,603	2,442
Revenues	118	125	194
USA
Disclosure of geographical areas [line items]
Property, plant and equipment	724	1,062	101
Other non-current asset	96	65
Revenues			€ 4,000
China
Disclosure of geographical areas [line items]
Revenues	4,610	€ 12,054
Japan
Disclosure of geographical areas [line items]
Revenues	€ 12,750